T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.9%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.7%
GCI Liberty, Class A (1)	8,606	490
Vonage Holdings (1)	12,462	90
		580
Entertainment 0.4%
Take-Two Interactive Software (1)	3,054	362
		362
Media 1.2%
Cable One	383	630
Gray Television (1)	12,168	131
Nexstar Media Group, Class A	4,680	270
		1,031
Total Communication Services		1,973
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.4%
Gentex	15,890	352
		352
Automobiles 0.0%
Thor Industries (2)	996	42
		42
Distributors 0.2%
LKQ (1)	6,633	136
		136
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions (1)	1,820	186
Graham Holdings, Class B	248	84
K12 (1)	10,037	189
Service Corp. International	9,120	357
ServiceMaster Global Holdings (1)	7,324	198
		1,014

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Hotels, Restaurants & Leisure 3.9%
Aramark	12,783	255
Boyd Gaming	16,820	243
Choice Hotels International	5,110	313
Churchill Downs	1,524	157
Darden Restaurants	3,408	186
Denny's (1)	10,239	79
Domino's Pizza	1,210	392
Dunkin' Brands Group	5,190	276
Penn National Gaming (1)	14,034	177
Ruth's Hospitality Group	14,180	95
Texas Roadhouse	4,296	177
Vail Resorts	2,495	368
Wendy's	21,560	321
Wyndham Destinations	5,620	122
Wyndham Hotels & Resorts	4,291	135
		3,296
Household Durables 1.2%
Cavco Industries (1)	575	83
Helen of Troy (1)	2,801	403
NVR (1)	166	427
PulteGroup	5,980	134
		1,047
Leisure Products 0.3%
Hasbro	3,560	255
		255
Specialty Retail 1.0%
Aaron's	6,460	147
Burlington Stores (1)	2,740	434
Foot Locker	5,583	123
Rent-A-Center	9,960	141
		845
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor (1)	2,636	353
Ralph Lauren	2,416	161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	9,448	220
		734
Total Consumer Discretionary		7,721
CONSUMER STAPLES 3.6%

Beverages 0.3%
Coca-Cola Consolidated	1,381	288
		288
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings (1)	12,210	311
Casey's General Stores	2,398	317
Sprouts Farmers Market (1)	12,100	225
US Foods Holding (1)	19,921	353
		1,206
Food Products 1.5%
Ingredion	3,694	279
John B. Sanfilippo & Son	3,427	306
Lamb Weston Holdings	6,040	345
Post Holdings (1)	4,119	342
		1,272
Household Products 0.4%
Church & Dwight	4,505	289
		289
Total Consumer Staples		3,055
ENERGY 1.0%
Energy Equipment & Services 0.1%
Apergy (1)	7,968	46
NexTier Oilfield Solutions (1)	32,990	39
		85
Oil, Gas & Consumable Fuels 0.9%
Concho Resources	3,324	142
Delek U.S. Holdings	3,740	59
Diamondback Energy	2,782	73
HollyFrontier	5,269	129
Magnolia Oil & Gas, Class A (1)(2)	19,630	79

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Murphy Oil (2)	12,966	79
ONEOK	4,228	92
WPX Energy (1)	36,566	112
		765
Total Energy		850
FINANCIALS 13.5%
Banks 5.5%
Ameris Bancorp	7,501	178
Bank of Hawaii	5,800	320
BankUnited	10,212	191
BOK Financial	2,656	113
Bridge Bancorp	8,699	184
CenterState Bank	14,980	258
City Holding	4,770	317
Commerce Bancshares (2)	7,795	392
Cullen/Frost Bankers (2)	2,773	155
East West Bancorp	8,205	211
Enterprise Financial Services	7,080	198
First Citizens BancShares, Class A	1,010	336
Heartland Financial USA	4,797	145
Huntington Bancshares	20,643	170
Nicolet Bankshares (1)	5,990	327
Prosperity Bancshares	2,307	111
Signature Bank	4,250	342
Stock Yards Bancorp	8,740	253
WesBanco	5,534	131
Western Alliance Bancorp	9,560	293
		4,625
Capital Markets 2.0%
Cboe Global Markets	2,970	265
E*TRADE Financial	5,628	193
FactSet Research Systems (2)	1,540	402
MarketAxess Holdings	1,369	455
MSCI	624	181
Raymond James Financial	3,260	206
		1,702
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Consumer Finance 0.2%
Credit Acceptance (1)(2)	395	101
SLM	13,518	97
		198
Insurance 5.3%
American Financial Group	4,278	300
Argo Group International Holdings	5,250	195
Arthur J. Gallagher	5,980	488
Assurant	3,001	312
Everest Re Group	1,407	271
First American Financial	9,300	394
Globe Life	5,438	391
Hanover Insurance Group	3,688	334
Kemper	6,160	458
Old Republic International	20,648	315
Primerica	3,087	273
Reinsurance Group of America	3,123	263
Safety Insurance Group	2,590	219
Selective Insurance Group	3,971	197
Universal Insurance Holdings	3,315	59
		4,469
Thrifts & Mortgage Finance 0.5%
Federal Agricultural Mortgage, Class C	4,509	251
Radian Group	10,054	130
		381
Total Financials		11,375
HEALTH CARE 17.7%
Biotechnology 4.7%
ACADIA Pharmaceuticals (1)	5,807	245
Acceleron Pharma (1)	1,856	167
Agios Pharmaceuticals (1)	1,207	43
Aimmune Therapeutics (1)(2)	1,828	26
Alkermes (1)	5,028	72
Alnylam Pharmaceuticals (1)(2)	3,532	384
Blueprint Medicines (1)	1,812	106
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
CRISPR Therapeutics (1)	2,071	88
Emergent BioSolutions (1)	4,506	261
Enanta Pharmaceuticals (1)	675	35
Exelixis (1)	10,817	186
FibroGen (1)	1,864	65
Global Blood Therapeutics (1)	3,365	172
Guardant Health (1)	2,290	159
Immunomedics (1)(2)	5,280	71
Insmed (1)(2)	2,558	41
Ionis Pharmaceuticals (1)	3,156	149
Karyopharm Therapeutics (1)	1,566	30
Kodiak Sciences (1)	3,345	160
Ligand Pharmaceuticals (1)(2)	1,011	74
Mirati Therapeutics (1)(2)	1,775	136
Neurocrine Biosciences (1)	2,591	224
Principia Biopharma (1)(2)	970	58
PTC Therapeutics (1)	1,660	74
Sage Therapeutics (1)	1,918	55
Sarepta Therapeutics (1)	1,789	175
Seattle Genetics (1)	3,902	450
Ultragenyx Pharmaceutical (1)	2,089	93
uniQure (1)(2)	2,226	106
Xencor (1)	2,931	88
		3,993
Health Care Equipment & Supplies 6.6%
Cooper	1,545	426
DexCom (1)	2,530	681
Exact Sciences (1)(2)	5,534	321
Haemonetics (1)	2,838	283
Hill-Rom Holdings	4,513	454
Hologic (1)	7,564	265
ICU Medical (1)	1,902	384
Insulet (1)	1,400	232
Lantheus Holdings (1)	13,980	178
Masimo (1)	1,865	330
Merit Medical Systems (1)	5,074	159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

NuVasive (1)	5,130	260
ResMed	936	138
STERIS	4,040	565
Teleflex	925	271
Varian Medical Systems (1)	1,604	165
West Pharmaceutical Services	2,868	437
		5,549
Health Care Providers & Services 1.9%
AMN Healthcare Services (1)	6,060	350
Centene (1)	6,590	392
Ensign Group	7,750	291
Molina Healthcare (1)	3,050	426
Pennant Group (1)	6,910	98
		1,557
Health Care Technology 0.3%
Simulations Plus	3,820	134
Veeva Systems, Class A (1)	840	131
		265
Life Sciences Tools & Services 2.6%
Charles River Laboratories International (1)	3,812	481
IQVIA Holdings (1)	2,293	247
Medpace Holdings (1)	5,450	400
PerkinElmer	5,485	413
PRA Health Sciences (1)	4,885	406
Repligen (1)	2,760	266
		2,213
Pharmaceuticals 1.6%
Axsome Therapeutics (1)	1,169	69
Catalent (1)	7,496	389
Elanco Animal Health (1)	10,440	234
Jazz Pharmaceuticals (1)	1,316	131
MyoKardia (1)	1,627	76
Phibro Animal Health, Class A	5,500	133
Prestige Consumer Healthcare (1)	5,221	192
Reata Pharmaceuticals, Class A (1)	610	88

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Supernus Pharmaceuticals (1)	3,886	70
		1,382
Total Health Care		14,959
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 2.1%
Aerojet Rocketdyne Holdings (1)	11,245	470
Curtiss-Wright	3,805	352
HEICO, Class A	1,390	89
Hexcel	4,410	164
Moog, Class A	3,026	153
Spirit AeroSystems Holdings, Class A	4,452	107
Teledyne Technologies (1)	1,384	411
		1,746
Air Freight & Logistics 0.4%
XPO Logistics (1)	6,619	323
		323
Airlines 0.1%
Alaska Air Group	3,800	108
		108
Building Products 1.1%
Builders FirstSource (1)	6,178	75
Fortune Brands Home & Security	7,620	330
Lennox International (2)	840	153
Owens Corning	5,001	194
Patrick Industries	5,721	161
		913
Commercial Services & Supplies 1.7%
Casella Waste Systems, Class A (1)	4,626	181
Copart (1)	2,161	148
frontdoor (1)	5,407	188
IAA (1)	8,654	259
KAR Auction Services (2)	17,554	210
Rollins	3,619	131
UniFirst	2,051	310
		1,427
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Construction & Engineering 0.6%
Comfort Systems USA	5,027	184
EMCOR Group	5,752	353
		537
Electrical Equipment 1.0%
Atkore International Group (1)	9,937	209
Hubbell	3,330	382
nVent Electric	5,309	90
Regal Beloit	2,576	162
		843
Industrial Conglomerates 0.6%
Carlisle	3,880	486
		486
Machinery 3.9%
Allison Transmission Holdings	6,855	223
Barnes Group	6,950	291
Crane	5,170	254
EnPro Industries	3,305	131
Hillenbrand	7,693	147
IDEX	2,760	381
Ingersoll Rand (1)	11,410	283
ITT	6,830	310
Kadant	3,920	292
Nordson	2,360	319
Oshkosh	3,181	205
Rexnord	9,390	213
Toro	4,558	297
		3,346
Professional Services 1.3%
ASGN (1)	5,078	179
CoreLogic	5,519	169
Equifax	2,189	261
IHS Markit	5,620	337
Insperity	3,454	129
		1,075

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Road & Rail 1.4%
Kansas City Southern	2,372	302
Landstar System	3,810	365
Old Dominion Freight Line	4,188	550
		1,217
Trading Companies & Distributors 0.5%
HD Supply Holdings (1)	10,640	302
United Rentals (1)	910	94
		396
Total Industrials & Business Services		12,417
INFORMATION TECHNOLOGY 17.3%

Communications Equipment 0.4%
AudioCodes (2)	10,090	241
Ubiquiti (2)	1,080	153
		394
Electronic Equipment, Instruments & Components 2.7%
CDW	4,197	391
Coherent (1)	1,218	130
Keysight Technologies (1)	3,003	251
Littelfuse	1,164	155
Novanta (1)	1,370	109
OSI Systems (1)	5,580	385
Tech Data (1)	3,122	409
Zebra Technologies, Class A (1)	2,460	452
		2,282
IT Services 5.3%
Black Knight (1)	7,105	413
Booz Allen Hamilton Holding	9,032	620
Broadridge Financial Solutions	2,365	224
CACI International, Class A (1)	2,500	528
Euronet Worldwide (1)	5,640	484
Genpact	12,990	379
Global Payments	516	74
Leidos Holdings	7,548	692
MAXIMUS	6,776	394
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Perspecta	9,470	173
VeriSign (1)	823	148
WEX (1)	3,520	368
		4,497
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries (1)	2,911	141
Cabot Microelectronics	2,860	327
Cirrus Logic (1)	4,789	314
Entegris	12,037	539
Maxim Integrated Products	7,209	350
MKS Instruments	4,247	346
Monolithic Power Systems	1,150	193
Skyworks Solutions	1,311	117
Teradyne	9,944	539
		2,866
Software 5.5%
ACI Worldwide (1)	12,530	303
ANSYS (1)	539	125
Aspen Technology (1)	3,450	328
Blackbaud	3,545	197
Cadence Design Systems (1)	5,914	391
Envestnet (1)	4,470	240
Fair Isaac (1)	1,877	577
Fortinet (1)	2,902	294
Globant (1)	1,000	88
J2 Global (2)	4,929	369
Paylocity Holding (1)	2,680	237
PTC (1)	1,510	92
RealPage (1)(2)	6,362	337
Sapiens International	15,850	301
SS&C Technologies Holdings	6,034	264
Tyler Technologies (1)	1,628	483
		4,626
Total Information Technology		14,665

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 5.0%
Chemicals 2.2%
Celanese	3,660	269
CF Industries Holdings	10,170	277
Chase	1,829	150
HB Fuller	6,700	187
Innospec	5,414	376
Quaker Chemical (2)	954	120
RPM International	5,120	305
Westlake Chemical	3,560	136
		1,820
Containers & Packaging 2.3%
Ardagh Group	10,150	120
Avery Dennison	4,060	414
Ball	3,250	210
Berry Global Group (1)	12,561	423
Packaging Corp. of America	4,682	407
UFP Technologies (1)	5,360	204
Westrock	4,364	123
		1,901
Metals & Mining 0.5%
Kaiser Aluminum	1,801	125
Reliance Steel & Aluminum	3,800	333
		458
Total Materials		4,179
REAL ESTATE 9.5%

Equity Real Estate Investment Trusts 9.5%
American Campus Communities, REIT	9,390	261
Americold Realty Trust, REIT	13,620	464
Apartment Investment & Management, Class A, REIT	7,523	264
Camden Property Trust, REIT	3,896	309
CoreSite Realty, REIT	3,234	375
CubeSmart, REIT	16,409	440
Digital Realty Trust, REIT	912	127
EPR Properties, REIT	5,453	132
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Equity LifeStyle Properties, REIT	8,460	486
Extra Space Storage, REIT	3,660	350
First Industrial Realty Trust, REIT	12,329	410
Gaming and Leisure Properties, REIT	10,237	284
Highwoods Properties, REIT	4,927	174
JBG SMITH Properties, REIT	8,637	275
Lamar Advertising, Class A, REIT	3,198	164
National Health Investors, REIT	5,650	280
National Retail Properties, REIT	9,580	308
Omega Healthcare Investors, REIT	15,720	417
PS Business Parks, REIT	3,597	487
Rexford Industrial Realty, REIT	7,960	326
Ryman Hospitality Properties, REIT	5,766	207
STORE Capital, REIT	16,120	292
Sun Communities, REIT	3,650	456
Terreno Realty, REIT	9,772	506
WP Carey, REIT	3,962	230
Total Real Estate		8,024
UTILITIES 4.2%
Electric Utilities 2.3%
NRG Energy	5,760	157
OGE Energy	12,495	384
Pinnacle West Capital	7,431	563
PNM Resources	10,146	386
Portland General Electric	9,668	463
		1,953
Gas Utilities 1.1%
Atmos Energy	3,250	322
Southwest Gas Holdings	7,303	508
UGI	4,690	125
		955
Water Utilities 0.8%
American Water Works	1,903	228
Essential Utilities	6,380	260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SJW Group	3,280	189
		677
Total Utilities		3,585
Total Common Stocks (Cost $92,401)		82,803
SHORT-TERM INVESTMENTS 2.7%
Short-Term Investments 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	2,272,349	2,272
		2,272

Total Short-Term Investments (Cost $2,272)		2,272
SECURITIES LENDING COLLATERAL 2.8%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.8%
Money Market Funds 2.8%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	239,754	2,398
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		2,398
Total Securities Lending Collateral (Cost $2,398)		2,398

Total Investments in Securities 103.4%
(Cost $97,071)		$87,473
Other Assets Less Liabilities (3.4)%		(2,853)
Net Assets 100.0%		$84,620

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$4
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$4+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$1,680		¤	¤	$2,272
T. Rowe Price Short-Term
Fund	5,935		¤	¤	2,398
					$4,670^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,670.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.